SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH APRIL 2001

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

04-02    GF     6900     7.3200       8.68	       Weeden & Co.
04-03   " "     5300     7.1687       8.36              " "
04-04   " "     6300     7.1086       8.49              " "
04-05   " "     7000     7.2229       8.63		  " "
04-06   " "     6900     7.2958       8.57              " "
04-09   " "     4500     7.2000       8.58              " "
04-10   " "     8000     7.4038       8.74              " "
04-11   " "     7700     7.5503       8.77              " "
04-12   " "     6300     7.3352       8.91              " "
04-16   " "     7600     7.4096       8.86              " "
04-17   " "     7400     7.2557       8.63              " "
04-18   " "     7600     7.8063       8.97              " "
04-19   " "     7400     7.7438       9.26              " "
04-20   " "     7500     7.9700       9.26              " "
04-23   " "     7100     7.8431       9.16              " "
04-24   " "     6900     7.7674       9.26              " "
04-25   " "     4900     7.8286       9.28              " "
04-26   " "     7100     8.0000       9.55              " "
04-27   " "     6900     8.1964       9.49              " "
04-30   " "     2700     8.1544       9.67              " "


The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          05/01/01